Financial instruments by category, Reconciliation to statement of financial position (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) mi	Dec. 31, 2021 USD ($)	Nov. 30, 2022
Financial Assets [Abstract]
Financial assets		$ 1,173,454	$ 1,233,820
Percentage of interest acquired				49.00%
Financial Liabilities [Abstract]
Financial liabilities		5,727,329	6,396,624
Corporate Debt [Member]
Financial Liabilities [Abstract]
Financial liabilities	[1]	1,017,200	1,023,071
Project Debt [Member]
Financial Liabilities [Abstract]
Financial liabilities	[1]	4,553,052	5,036,193
Trade and Other Current Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities		140,230	113,907
Derivative Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities		16,847	223,453
Derivative Liabilities [Member]
Financial Assets [Abstract]
Financial assets		97,381	12,960
Investment in Ten West Link [Member]
Financial Assets [Abstract]
Financial assets		$ 15,959	14,459
Percentage of interest acquired		12.50%
Length of transmission lines | mi		114
Financial Assets under IFRIC 12 (Short-term Portion) [Member]
Financial Assets [Abstract]
Financial assets	[2]	$ 186,841	188,912
Trade and Other Receivables [Member]
Financial Assets [Abstract]
Financial assets		200,334	307,143
Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Financial assets		600,990	622,689
Other Financial Assets [Member]
Financial Assets [Abstract]
Financial assets		71,949	87,657
Amortized Cost [Member]
Financial Liabilities [Abstract]
Financial liabilities		5,710,482	6,173,171
Amortized Cost [Member] | Corporate Debt [Member]
Financial Liabilities [Abstract]
Financial liabilities	[1]	1,017,200	1,023,071
Amortized Cost [Member] | Project Debt [Member]
Financial Liabilities [Abstract]
Financial liabilities	[1]	4,553,052	5,036,193
Amortized Cost [Member] | Trade and Other Current Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities		140,230	113,907
Amortized Cost [Member] | Derivative Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities		0	0
Fair Value Through Profit or Loss [Member]
Financial Liabilities [Abstract]
Financial liabilities		16,847	223,453
Fair Value Through Profit or Loss [Member] | Corporate Debt [Member]
Financial Liabilities [Abstract]
Financial liabilities	[1]	0	0
Fair Value Through Profit or Loss [Member] | Project Debt [Member]
Financial Liabilities [Abstract]
Financial liabilities	[1]	0	0
Fair Value Through Profit or Loss [Member] | Trade and Other Current Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities		0	0
Fair Value Through Profit or Loss [Member] | Derivative Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities		$ 16,847	$ 223,453
Interest Rate Risk [Member]
Financial Liabilities [Abstract]
Percentage of notional amount of corporate debt hedged		96.00%	99.00%
Percentage of notional amount of project debt hedged		92.00%	92.00%
Amortized Cost [Member]
Financial Assets [Abstract]
Financial assets		$ 1,060,114	$ 1,206,401
Amortized Cost [Member] | Derivative Liabilities [Member]
Financial Assets [Abstract]
Financial assets		0	0
Amortized Cost [Member] | Investment in Ten West Link [Member]
Financial Assets [Abstract]
Financial assets		0	0
Amortized Cost [Member] | Financial Assets under IFRIC 12 (Short-term Portion) [Member]
Financial Assets [Abstract]
Financial assets	[2]	186,841	188,912
Amortized Cost [Member] | Trade and Other Receivables [Member]
Financial Assets [Abstract]
Financial assets		200,334	307,143
Amortized Cost [Member] | Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Financial assets		600,990	622,689
Amortized Cost [Member] | Other Financial Assets [Member]
Financial Assets [Abstract]
Financial assets		71,949	87,657
Fair Value Through Other Comprehensive Income [Member]
Financial Assets [Abstract]
Financial assets		15,959	14,459
Fair Value Through Other Comprehensive Income [Member] | Derivative Liabilities [Member]
Financial Assets [Abstract]
Financial assets		0	0
Fair Value Through Other Comprehensive Income [Member] | Investment in Ten West Link [Member]
Financial Assets [Abstract]
Financial assets		15,959	14,459
Fair Value Through Other Comprehensive Income [Member] | Financial Assets under IFRIC 12 (Short-term Portion) [Member]
Financial Assets [Abstract]
Financial assets	[2]	0	0
Fair Value Through Other Comprehensive Income [Member] | Trade and Other Receivables [Member]
Financial Assets [Abstract]
Financial assets		0	0
Fair Value Through Other Comprehensive Income [Member] | Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Financial assets		0	0
Fair Value Through Other Comprehensive Income [Member] | Other Financial Assets [Member]
Financial Assets [Abstract]
Financial assets		0	0
Fair Value Through Profit or Loss [Member]
Financial Assets [Abstract]
Financial assets		97,381	12,960
Fair Value Through Profit or Loss [Member] | Derivative Liabilities [Member]
Financial Assets [Abstract]
Financial assets		97,381	12,960
Fair Value Through Profit or Loss [Member] | Investment in Ten West Link [Member]
Financial Assets [Abstract]
Financial assets		0	0
Fair Value Through Profit or Loss [Member] | Financial Assets under IFRIC 12 (Short-term Portion) [Member]
Financial Assets [Abstract]
Financial assets	[2]	0	0
Fair Value Through Profit or Loss [Member] | Trade and Other Receivables [Member]
Financial Assets [Abstract]
Financial assets		0	0
Fair Value Through Profit or Loss [Member] | Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Financial assets		0	0
Fair Value Through Profit or Loss [Member] | Other Financial Assets [Member]
Financial Assets [Abstract]
Financial assets		$ 0	$ 0

[1]	The percentage of Corporate and Project debt at fixed interest or hedged is 96% and 92% respectively as of December 31, 2022 (99% and 92% respectively as of December 31, 2021).
[2]	The long-term portion of Financial assets under IFRIC 12 is included within the line Contracted concessional, PP&E and other intangible assets (Note 6).